Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands																	1 Months Ended		3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2021	Mar. 19, 2021	Mar. 11, 2021	Mar. 10, 2021	Mar. 05, 2021	Feb. 19, 2021	Feb. 12, 2021	Jan. 18, 2021	Sep. 01, 2020	Aug. 20, 2020	May 07, 2020	May 04, 2020	Apr. 22, 2020	Apr. 14, 2020	Apr. 02, 2020	May 13, 2019	Feb. 28, 2021	Oct. 31, 2020	Mar. 31, 2021	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 26, 2021	Dec. 30, 2019	Dec. 29, 2019	Jan. 10, 2019
Subsequent Events [Abstract]
Issuance of common stock (in shares)									2,582,142		2,709,375	2,684,375	3,171,875	3,125,000				2,000,000			2,263,421		1,129,226
Advance payment for vessels acquisitions																						$ 20,189	$ 12,349	$ 30,921
Share price (in dollars per share)											$ 1.92	$ 1.92	$ 1.92	$ 2.16
Gross proceeds									$ 1,782	$ 25,000	$ 5,202	$ 5,154	$ 6,090	$ 6,750	$ 6,899	$ 14,293		$ 20		$ 73,750	$ 4,100	73,750	13,225	0
Net proceeds																$ 12,647				$ 71,835
Prepayment of principal amount																						$ 52,514	$ 17,598	$ 68,468
Equity Incentive Plan [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares reserved for issuance under Equity Incentive Plan (in shares)																										187,500	3,500	12,500
Shares granted (in shares)																						156,250	9,000	5,250
Weighted average grant date fair value (in dollars per share)																						$ 5.12	$ 146.40	$ 248.48
Subsequent Event [Member]
Subsequent Events [Abstract]
Issuance of common stock (in shares)	955,730					44,150,000
Gross purchase price																			$ 100,585
Share price (in dollars per share)						$ 1.70
Gross proceeds						$ 75,055
Net proceeds						$ 69,971
Prepayment of principal amount																	$ 12,000
Loan facility included in commitment letter																									$ 15,500
Subsequent Event [Member] | Class E Warrant [Member]
Subsequent Events [Abstract]
Warrants exercised (in shares)																			32,129,715
Proceeds from exercise of warrants																			$ 22,491
Warrants outstanding (in shares)																			8,766,713
Subsequent Event [Member] | Amended and Restated Entrust Loan Facility [Member]
Subsequent Events [Abstract]
Prepayment of principal amount					$ 21,600
Subsequent Event [Member] | Capesize Vessel [Member]
Subsequent Events [Abstract]
Gross purchase price		$ 28,600	$ 26,600	$ 28,385			$ 17,000
Advance payment for vessels acquisitions		$ 8,580	$ 2,839	$ 5,320			$ 3,400
Subsequent Event [Member] | Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Shares reserved for issuance under Equity Incentive Plan (in shares)								4,000,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded January 18, 2021 [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares granted (in shares)								3,600,000
Weighted average grant date fair value (in dollars per share)								$ 0.81
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded January 18, 2021 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Subsequent Events [Abstract]
Shares granted (in shares)								1,400,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded January 18, 2021 [Member] | Restricted Stock [Member] | Executive Officers [Member]
Subsequent Events [Abstract]
Shares granted (in shares)								950,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded January 18, 2021 [Member] | Restricted Stock [Member] | Certain Non-Executive Employees [Member]
Subsequent Events [Abstract]
Shares granted (in shares)								1,100,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded January 18, 2021 [Member] | Restricted Stock [Member] | Non-Employees [Member]
Subsequent Events [Abstract]
Shares granted (in shares)								150,000